OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2010

Accrued expenses	$1,701	$1,581
Other payable in regard of class action (see Note 11c)	-	1,300
Accrued royalties to the OCS	1,364	1,157
Foreign currency derivative contracts	1,006	45
Others	341	286

	$4,412	$4,369